INTANGIBLE ASSETS AND GOODWILL (Notes)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets and Goodwill

Intangible assets are comprised of the following:

	Weighted-Average Remaining Estimated Useful Life	Gross Carrying Amount (1)	Accumulated Amortization (2)	Net Carrying Amount
	(In years)	(In thousands)
December 31, 2015:
Investment management contracts	2.4	$71,113	$67,040	$4,073
Referral arrangement	3.8	3,810	2,096	1,714
Non-compete agreements	2.2	1,535	1,122	413
Trade name	5.2	1,250	593	657
Total intangible assets		$77,708	$70,851	$6,857
December 31, 2014:
Investment management contracts	3.2	$72,941	$61,723	$11,218
Referral arrangement	4.8	3,810	1,334	2,476
Non-compete agreements	3.2	1,535	936	599
Trade name	6.3	1,250	469	781
Total intangible assets		$79,536	$64,462	$15,074

Explanatory Notes:
_________________________________

(1)	Gross carrying amounts have been adjusted for impaired assets as of the date presented.

(2)	During the years ended December 31, 2015 and 2014, the Company recorded amortization expense on its intangible assets of $6.4 million and $10.1 million, respectively.

The following table presents expected amortization expense of the existing intangible assets:

(In thousands)
2016	$2,860
2017	1,929
2018	1,501
2019	411
2020	125
Thereafter	31
$6,857

During the year ended December 31, 2015, the Company received notice from holders of certain CLOs exercising their right to call the CLO for redemption. As a result of these calls, the Company recorded impairment charges of $1.8 million to fully impair intangible assets associated with these management contracts.

Goodwill

For purposes of reviewing impairment and recoverability of goodwill, management must make various assumptions regarding estimated future cash flows and other factors in determining the fair value of the Company's only reporting unit. In evaluating the recoverability of goodwill, the fair value of the reporting unit is derived utilizing a blended income and market approach. Under the income approach management makes various assumptions regarding estimated future cash flows and other factors in determining the fair value of the reporting unit. Under the market approach, management determines the fair value of the reporting unit based on multiples of EBITDA of comparable publicly-traded companies. Based on the annual impairment review, which was assessed on November 30, 2015 and 2014, management determined that goodwill was not impaired. For the years ended December 31, 2015 and 2014, the Company did not have any goodwill additions and total goodwill net of accumulated impairment of $76.0 million.